REPURCHASE AGREEMENTS – NON-TRADING (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non-trading	£ 8,617	£ 8,411
Agreements with banks
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non-trading	2,336	551
Agreements with customers
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non-trading	£ 6,281	£ 7,860